UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10371

LORD ABBETT EQUITY TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 1/31/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Calibrated Large Cap Value Fund

Calibrated Mid Cap Value Fund

For the six-month period ended January 31, 2017

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

Schedules of Investments:

7	Calibrated Large Cap Value Fund

11	Calibrated Mid Cap Value Fund

16	Statements of Assets and Liabilities

18	Statements of Operations

19	Statements of Changes in Net Assets

22	Financial Highlights

30	Notes to Financial Statements

42	Supplemental Information to Shareholders

Lord Abbett Equity Trust

Lord Abbett Calibrated Large Cap Value Fund

Lord Abbett Calibrated Mid Cap Value Fund

Semiannual Report

For the six-month period ended January 31, 2017

From left to right: James L.L. Tullis, Chairman of the Lord Abbett Funds and Daria L. Foster Trustee, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for the Funds for the six-month period ended January 31, 2017. For additional information about the Funds, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Trustee, President and Chief Executive Officer

Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 through January 31, 2017).

Actual Expenses

For each class of each Fund, the first line of the applicable table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 8/1/16 – 1/31/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the applicable table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Calibrated Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			8/1/16 –
	8/1/16	1/31/17	1/31/17
Class A*
Actual	$1,000.00	$1,082.60	$4.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.22	$4.02
Class C*
Actual	$1,000.00	$1,078.90	$8.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.49	$7.78
Class F
Actual	$1,000.00	$1,084.30	$3.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.18	$3.06
Class I*
Actual	$1,000.00	$1,083.90	$2.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.53	$2.70
Class R2*
Actual	$1,000.00	$1,081.10	$5.98
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.46	$5.80
Class R3*
Actual	$1,000.00	$1,081.90	$5.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.30
Class R4*
Actual	$1,000.00	$1,083.00	$3.94
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.42	$3.82
Class R5*
Actual	$1,000.00	$1,084.60	$2.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.68	$2.55
Class R6*
Actual	$1,000.00	$1,084.60	$2.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.68	$2.55

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.53% for Class C, 0.60% for Class F, 0.53% for Class I, 1.14% for Class R2, 1.04% for Class R3, 0.75% for Class R4, 0.50% for Classes R5 and R6) multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).
*	The annualized expenses of each class have been updated (0.85% for Class A, 1.60% for Class C, 0.60% for Class I, 1.20% for Class R2, 1.10% for Class R3, 0.85% for Class R4, 0.60% for Class R5 and 0.58% for Class R6). Had these updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.46	$4.33
Class C	$8.38	$8.13
Class I	$3.15	$3.06
Class R2	$6.29	$6.11
Class R3	$5.77	$5.60
Class R4	$4.46	$4.33
Class R5	$3.15	$3.06
Class R6	$3.05	$2.96

Portfolio Holdings Presented by Sector

January 31, 2017

Sector*	%**
Consumer Discretionary	4.09%
Consumer Staples	7.95%
Energy	13.02%
Financials	25.92%
Health Care	10.76%
Industrials	9.95%
Information Technology	9.41%
Materials	3.04%
Real Estate	4.98%
Telecommunication Services	4.27%
Utilities	5.61%
Repurchase Agreement	1.00%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Calibrated Mid Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
			8/1/16 –
	8/1/16	1/31/17	1/31/17
Class A*
Actual	$1,000.00	$1,071.20	$4.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.77	$4.48
Class C*
Actual	$1,000.00	$1,066.90	$8.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.94	$8.34
Class F
Actual	$1,000.00	$1,072.10	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.68	$3.57
Class I*
Actual	$1,000.00	$1,072.40	$3.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$3.26
Class R2*
Actual	$1,000.00	$1,068.90	$6.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$6.26
Class R3*
Actual	$1,000.00	$1,069.90	$5.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.46	$5.80
Class R4*
Actual	$1,000.00	$1,070.90	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.53
Class R5*
Actual	$1,000.00	$1,072.50	$3.34
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.98	$3.26
Class R6*
Actual	$1,000.00	$1,072.10	$3.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.13	$3.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.88% for Class A, 1.64% for Class C, 0.70% for Class F, 0.64% for Class I, 1.23% for Class R2, 1.14% for Class R3, 0.89% for Class R4, 0.64% for Class R5 and 0.61% for Class R6) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period)
*	The annualized expenses of each class have been updated (0.95% for Class A, 1.70% for Class C, 0.70% for Class I, 1.30% for Class R2, 1.20% for Class R3, 0.95% for Class R4, 0.70% for Class R5 and 0.65% for Class R6). Had these updated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$4.96	$4.84
Class C	$8.86	$8.64
Class I	$3.66	$3.57
Class R2	$6.78	$6.61
Class R3	$6.26	$6.11
Class R4	$4.96	$4.84
Class R5	$3.66	$3.57
Class R6	$3.39	$3.31

Portfolio Holdings Presented by Sector

January 31, 2017

Sector*	%**
Consumer Discretionary	8.15%
Consumer Staples	2.93%
Energy	9.83%
Financial	19.55%
Health Care	4.03%
Industrials	12.84%
Information Technology	9.11%
Materials	6.37%
Real Estate	13.85%
Telecommunication Services	1.03%
Utilities	10.81%
Repurchase Agreement	1.50%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIBRATED LARGE CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.23%

Aerospace & Defense 1.54%
Orbital ATK, Inc.	32,500	$2,826
Raytheon Co.	14,600	2,104
United Technologies Corp.	18,600	2,040
Total		6,970

Airlines 0.85%
Delta Air Lines, Inc.	40,200	1,899
JetBlue Airways Corp.*	98,800	1,938
Total		3,837

Automobiles 0.85%
Ford Motor Co.	310,900	3,843

Banks 12.12%
Bank of America Corp.	503,100	11,390
CIT Group, Inc.	34,000	1,400
Citigroup, Inc.	84,900	4,740
Citizens Financial Group, Inc.	252,300	9,126
Fifth Third Bancorp	38,600	1,007
JPMorgan Chase & Co.	202,900	17,171
KeyCorp	294,300	5,289
Wells Fargo & Co.	84,600	4,766
Total		54,889

Beverages 0.46%
Coca-Cola Co. (The)	50,300	2,091

Capital Markets 3.34%
Ameriprise Financial, Inc.	21,600	2,425
BlackRock, Inc.	13,600	5,086
Invesco Ltd.	175,400	5,073
Lazard Ltd. Class A	59,900	2,544
Total		15,128

Chemicals 2.36%
Celanese Corp. Series A	36,900	3,114
Dow Chemical Co. (The)	60,500	3,608
Eastman Chemical Co.	51,200	3,968
Total		10,690
Investments	Shares	Fair Value (000)
Communications Equipment 3.29%
Cisco Systems, Inc.	346,300	$10,638
Juniper Networks, Inc.	125,900	3,372
Motorola Solutions, Inc.	11,000	888
Total		14,898

Consumer Finance 2.15%
Capital One Financial Corp.	45,700	3,994
Discover Financial Services	82,900	5,743
Total		9,737

Diversified Financial Services 2.17%
Berkshire Hathaway, Inc. Class B*	32,700	5,368
Voya Financial, Inc.	110,800	4,456
Total		9,824

Diversified Telecommunication Services 4.28%
AT&T, Inc.	272,900	11,505
Frontier Communications Corp.	999,300	3,488
Verizon Communications, Inc.	89,400	4,381
Total		19,374

Electric: Utilities 3.48%
Eversource Energy	32,900	1,820
NextEra Energy, Inc.	11,000	1,361
PG&E Corp.	127,800	7,910
PPL Corp.	134,600	4,689
Total		15,780

Electrical Equipment 1.62%
Eaton Corp. plc	74,800	5,294
Hubbell, Inc.	16,700	2,039
Total		7,333

Energy Equipment & Services 2.21%
National Oilwell Varco, Inc.	17,500	662
Rowan Cos., plc Class A*	168,100	3,012
Schlumberger Ltd.	75,600	6,328
Total		10,002

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
Equity Real Estate Investment Trusts 4.99%
AvalonBay Communities, Inc.	24,800	$4,298
Communications Sales & Leasing, Inc.	98,426	2,587
GGP, Inc.	148,800	3,696
Prologis, Inc.	50,500	2,467
Regency Centers Corp.	13,500	941
Starwood Property Trust, Inc.	111,800	2,489
UDR, Inc.	29,100	1,017
Ventas, Inc.	41,700	2,572
Vornado Realty Trust	23,800	2,530
Total		22,597

Food & Staples Retailing 1.68%
Wal-Mart Stores, Inc.	45,600	3,043
Walgreens Boots Alliance, Inc.	55,900	4,581
Total		7,624

Food Products 1.84%
Archer-Daniels-Midland Co.	75,600	3,346
Kraft Heinz Co. (The)	10,200	911
Tyson Foods, Inc. Class A	65,000	4,081
Total		8,338

Health Care Equipment & Supplies 1.40%
Abbott Laboratories	74,400	3,108
Medtronic plc (Ireland)(a)	42,500	3,231
Total		6,339

Health Care Providers & Services 1.77%
Anthem, Inc.	7,900	1,218
Cardinal Health, Inc.	50,700	3,800
Centene Corp.*	29,400	1,860
UnitedHealth Group, Inc.	7,000	1,135
Total		8,013

Hotels, Restaurants & Leisure 0.84%
Aramark	111,800	3,783

Household Durables 0.34%
Whirlpool Corp.	8,900	1,557
Investments	Shares	Fair Value (000)
Household Products 2.53%
Kimberly-Clark Corp.	22,800	$2,762
Procter & Gamble Co. (The)	99,200	8,690
Total		11,452

Independent Power and Renewable Electricity Producer 0.38%
AES Corp.	150,000	1,716

Industrial Conglomerates 2.39%
General Electric Co.	365,098	10,843

Information Technology Services 1.34%
Fidelity National Information Services, Inc.	22,100	1,755
International Business Machines Corp.	24,750	4,320
Total		6,075

Insurance 6.20%
Allstate Corp. (The)	96,300	7,243
AmTrust Financial Services, Inc.	32,400	855
Arch Capital Group Ltd.*	31,800	2,810
Chubb Ltd. (Switzerland)(a)	30,400	3,997
Hartford Financial Services Group, Inc. (The)	36,000	1,754
Principal Financial Group, Inc.	69,800	3,985
Prudential Financial, Inc.	61,700	6,485
XL Group Ltd.	24,900	935
Total		28,064

Life Sciences Tools & Services 0.81%
Thermo Fisher Scientific, Inc.	24,200	3,688

Machinery 2.37%
Caterpillar, Inc.	40,300	3,855
Cummins, Inc.	46,800	6,880
Total		10,735

Metals & Mining 0.69%
Newmont Mining Corp.	49,100	1,782
Steel Dynamics, Inc.	39,700	1,342
Total		3,124

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED LARGE CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
Multi-Line Retail 1.54%
Macy’s, Inc.	39,000	$1,152
Target Corp.	90,100	5,810
Total		6,962

Multi-Utilities 1.76%
Dominion Resources, Inc.	28,200	2,151
SCANA Corp.	19,200	1,319
Sempra Energy	44,100	4,516
Total		7,986

Oil, Gas & Consumable Fuels 10.84%
Anadarko Petroleum Corp.	40,800	2,837
Chevron Corp.	153,500	17,092
ConocoPhillips	129,700	6,324
Devon Energy Corp.	107,600	4,900
Exxon Mobil Corp.	123,100	10,327
Kinder Morgan, Inc.	119,500	2,670
Valero Energy Corp.	75,400	4,958
Total		49,108

Pharmaceuticals 6.80%
Johnson & Johnson	98,500	11,155
Mallinckrodt plc*	17,700	862
Merck & Co., Inc.	95,900	5,945
Pfizer, Inc.	404,000	12,819
Total		30,781

Road & Rail 0.49%
CSX Corp.	47,800	2,217

Semiconductors & Semiconductor Equipment 3.89%
Applied Materials, Inc.	137,900	4,723
Intel Corp.	181,900	6,698
QUALCOMM, Inc.	115,600	6,176
Total		17,597

Software 0.49%
Microsoft Corp.	13,500	873
Oracle Corp.	33,600	1,347
Total		2,220
Investments	Shares	Fair Value (000)
Specialty Retail 0.54%
Dick’s Sporting Goods, Inc.	47,000	$2,425

Technology Hardware, Storage & Peripherals 0.43%
Apple, Inc.	15,900	1,929

Tobacco 1.45%
Philip Morris International, Inc.	68,400	6,575

Trading Companies & Distributors 0.71%
Air Lease Corp.	88,900	3,234
Total Common Stocks (cost $432,087,706)		449,378

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.01%

Repurchase Agreement
Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $4,585,000 of U.S. Treasury Note at 3.25% due 3/31/2017; value: $4,656,118; proceeds: $4,560,523 (cost $4,560,519)	$4,561	4,561
Total Investments in Securities 100.24% (cost $436,648,225)		453,939
Liabilities in Excess of Other Assets(b) (0.24)%		(1,088)
Net Assets 100.00%		$452,851

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized appreciation on futures contracts as follows:

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(concluded)

CALIBRATED LARGE CAP VALUE FUND January 31, 2017

Open Futures Contracts at January 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Appreciation
E-Mini S&P 500 Index	March 2017	15	Long	$1,705,875	$9,030

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$449,378	$–	$–	$449,378
Repurchase Agreement	–	4,561	–	4,561
Total	$449,378	$4,561	$–	$453,939

Other Financial Instruments
Futures Contracts
Assets	$9	$–	$–	$9
Liabilities	–	–	–	–
Total	$9	$–	$–	$9

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the six months ended January 31, 2017.

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)

CALIBRATED MID CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.98%

Aerospace & Defense 1.90%
Huntington Ingalls Industries, Inc.	33,700	$6,536
Orbital ATK, Inc.	138,700	12,060
Total		18,596

Airlines 1.01%
American Airlines Group, Inc.	49,100	2,172
JetBlue Airways Corp.*	395,500	7,756
Total		9,928

Banks 7.33%
CIT Group, Inc.	128,700	5,301
Citizens Financial Group, Inc.	591,400	21,391
Fifth Third Bancorp	523,000	13,650
KeyCorp	754,600	13,560
M&T Bank Corp.	110,300	17,932
Total		71,834

Building Products 0.70%
Johnson Controls International plc	156,600	6,887

Capital Markets 3.34%
Affiliated Managers Group, Inc.*	21,700	3,306
Ameriprise Financial, Inc.	54,300	6,096
Invesco Ltd.	585,300	16,927
Lazard Ltd. Class A	149,900	6,368
Total		32,697

Chemicals 3.68%
Celanese Corp. Series A	160,300	13,530
Eastman Chemical Co.	78,300	6,068
Huntsman Corp.	808,688	16,489
Total		36,087

Commercial Services & Supplies 1.69%
KAR Auction Services, Inc.	295,100	13,442
Pitney Bowes, Inc.	198,000	3,152
Total		16,594
Investments	Shares	Fair Value (000)
Communications Equipment 1.83%
Juniper Networks, Inc.	358,300	$9,595
Motorola Solutions, Inc.	103,400	8,346
Total		17,941

Consumer Finance 0.74%
Synchrony Financial	201,600	7,221

Containers & Packaging 0.97%
Bemis Co., Inc.	63,500	3,094
International Paper Co.	60,800	3,441
WestRock Co.	56,300	3,004
Total		9,539

Distributors 0.24%
Genuine Parts Co.	24,500	2,372

Diversified Telecommunication Services 1.03%
CenturyLink, Inc.	170,900	4,419
Frontier Communications Corp.	1,630,900	5,692
Total		10,111

Electric: Utilities 4.26%
Edison International	256,000	18,657
Eversource Energy	77,100	4,265
FirstEnergy Corp.	139,700	4,236
Great Plains Energy, Inc.	235,200	6,480
Pinnacle West Capital Corp.	55,000	4,270
Xcel Energy, Inc.	92,100	3,805
Total		41,713

Electrical Equipment 1.09%
Hubbell, Inc.	71,200	8,692
Regal Beloit Corp.	27,900	2,026
Total		10,718

Electronic Equipment, Instruments & Components 0.62%
Jabil Circuit, Inc.	255,200	6,120

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
Energy Equipment & Services 2.92%
Baker Hughes, Inc.	52,600	$3,318
National Oilwell Varco, Inc.	196,500	7,430
Rowan Cos., plc Class A*	604,600	10,834
Superior Energy Services, Inc.*	397,400	7,022
Total		28,604

Equity Real Estate Investment Trusts 13.64%
American Homes 4 Rent Class A	214,500	4,779
AvalonBay Communities, Inc.	39,300	6,811
Communications Sales & Leasing, Inc.	245,198	6,444
GGP, Inc.	449,700	11,170
HCP, Inc.	116,200	3,523
Host Hotels & Resorts, Inc.	234,900	4,245
Kimco Realty Corp.	405,700	10,098
Mid-America Apartment Communities, Inc.	95,300	9,049
Prologis, Inc.	303,500	14,826
Realty Income Corp.	59,700	3,560
Regency Centers Corp.	76,000	5,299
SL Green Realty Corp.	42,000	4,577
Starwood Property Trust, Inc.	279,900	6,230
UDR, Inc.	346,500	12,110
Ventas, Inc.	223,700	13,796
Vornado Realty Trust	141,000	14,990
Welltower, Inc.	32,000	2,122
Total		133,629

Food Products 2.95%
Bunge Ltd.	107,700	7,454
Pilgrim’s Pride Corp.	177,400	3,395
Pinnacle Foods, Inc.	140,600	7,478
Tyson Foods, Inc. Class A	167,600	10,524
Total		28,851

Gas Utilities 0.43%
Atmos Energy Corp.	55,700	4,243
Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 0.50%
Zimmer Biomet Holdings, Inc.	41,700	$4,934

Health Care Providers & Services 2.22%
Centene Corp.*	32,000	2,025
Cigna Corp.	41,900	6,127
Quest Diagnostics, Inc.	147,700	13,576
Total		21,728

Hotels, Restaurants & Leisure 2.23%
Aramark	134,500	4,552
MGM Resorts International*	249,000	7,171
Norwegian Cruise Line Holdings Ltd.*	72,700	3,417
Wynn Resorts Ltd.	66,000	6,694
Total		21,834

Household Durables 0.72%
Toll Brothers, Inc.*	120,400	3,776
Whirlpool Corp.	18,900	3,305
Total		7,081

Independent Power and Renewable Electricity Producer 1.18%
AES Corp.	1,008,300	11,535

Information Technology Services 1.41%
Fidelity National Information Services, Inc.	63,600	5,051
Leidos Holdings, Inc.	180,600	8,727
Total		13,778

Insurance 8.24%
AmTrust Financial Services, Inc.	251,400	6,634
Axis Capital Holdings Ltd.	118,000	7,553
Everest Re Group Ltd.	48,200	10,601
Hartford Financial Services Group, Inc. (The)	103,900	5,061
Lincoln National Corp.	125,100	8,445
Principal Financial Group, Inc.	169,200	9,660

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
Progressive Corp. (The)	309,300	$11,580
Validus Holdings Ltd.	60,400	3,443
XL Group Ltd.	470,900	17,692
Total		80,669

Life Sciences Tools & Services 0.36%
PerkinElmer, Inc.	66,700	3,548

Machinery 4.20%
Cummins, Inc.	99,600	14,642
Dover Corp.	146,800	11,414
Pentair plc (United Kingdom)(a)	125,600	7,364
Stanley Black & Decker, Inc.	62,500	7,750
Total		41,170

Media 0.76%
TEGNA, Inc.	326,200	7,473

Metals & Mining 1.74%
Freeport-McMoRan, Inc.*	291,500	4,854
Newmont Mining Corp.	219,500	7,963
Steel Dynamics, Inc.	125,400	4,240
Total		17,057

Multi-Line Retail 1.11%
Kohl’s Corp.	137,100	5,461
Macy’s, Inc.	181,700	5,367
Total		10,828

Multi-Utilities 5.00%
Consolidated Edison, Inc.	141,600	10,528
Public Service Enterprise Group, Inc.	276,300	12,226
SCANA Corp.	170,846	11,737
Sempra Energy	141,300	14,468
Total		48,959

Oil, Gas & Consumable Fuels 6.96%
Cheniere Energy, Inc.*	89,600	4,269
Cimarex Energy Co.	93,000	12,575
Continental Resources, Inc.*	112,000	5,439
Investments	Shares	Fair Value (000)
EQT Corp.	91,100	$5,523
Hess Corp.	181,600	9,839
Marathon Oil Corp.	550,500	9,221
Marathon Petroleum Corp.	189,900	9,125
Murphy Oil Corp.	117,000	3,382
Pioneer Natural Resources Co.	48,600	8,759
Total		68,132

Pharmaceuticals 0.97%
Mallinckrodt plc*	194,900	9,498

Real Estate Management & Development 0.28%
Realogy Holdings Corp.	104,600	2,710

Road & Rail 1.38%
Genesee & Wyoming, Inc. Class A*	42,500	3,203
Kansas City Southern	120,100	10,318
Total		13,521

Semiconductors & Semiconductor Equipment 2.59%
Lam Research Corp.	31,900	3,664
Marvell Technology Group Ltd.	551,800	8,205
ON Semiconductor Corp.*	1,009,800	13,451
Total		25,320

Software 1.37%
Activision Blizzard, Inc.	109,800	4,415
CA, Inc.	287,500	8,990
Total		13,405

Specialty Retail 2.51%
Best Buy Co., Inc.	146,100	6,505
Dick’s Sporting Goods, Inc.	148,700	7,673
Foot Locker, Inc.	46,400	3,180
Murphy USA, Inc.*	44,900	2,860
Penske Automotive Group, Inc.	80,000	4,349
Total		24,567

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

CALIBRATED MID CAP VALUE FUND January 31, 2017

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripheral 0.60%
Western Digital Corp.	73,400	$5,852

Technology Hardware, Storage & Peripherals 0.74%
NetApp, Inc.	189,400	7,258

Textiles, Apparel & Luxury Goods 0.62%
Coach, Inc.	161,600	6,036

Trading Companies & Distributors 0.92%
Air Lease Corp.	247,500	9,004
Total Common Stocks
(cost $949,599,877)		969,582
Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.51%

Repurchase Agreement
Repurchase Agreement dated 1/31/2017, 0.03% due 2/1/2017 with Fixed Income Clearing Corp. collateralized by $14,835,000 of U.S. Treasury Note at 3.25% due 3/31/2017; value: $15,065,106; proceeds: $14,768,968 (cost $14,768,956)	$14,769	$14,769
Total Investments in Securities 100.49% (cost $964,368,833)		984,351
Liabilities in Excess of Other Assets(b) (0.49)%		(4,827)
Net Assets 100.00%		$979,524

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

CALIBRATED MID CAP VALUE FUND January 31, 2017

Open Futures Contracts at January 31, 2017:

Type	Expiration	Contracts	Position	Notional Value	Unrealized Depreciation
E-Mini S&P 500 Index	March 2017	41	Long	$4,662,725	$(14,984)

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$969,582	$–	$–	$969,582
Repurchase Agreement	–	14,769	–	14,769
Total	$969,582	$14,769	$–	$984,351

Other Financial Instruments
Futures Contracts
Assets	$–	$–	$–	$–
Liabilities	(15)	–	–	(15)
Total	$(15)	$–	$–	$(15)

(1)	Refer to Note 2(h) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the six months ended January 31, 2017.

See Notes to Financial Statements.	15

Statements of Assets and Liabilities (unaudited)

January 31, 2017

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
ASSETS:
Investments in securities, at cost	$436,648,225	$964,368,833
Investments in securities, at fair value	$453,939,415	$984,350,911
Deposits with brokers for futures collateral	71,250	422,750
Receivables:
Investment securities sold	127,986	1,575,244
Capital shares sold	254,928	1,147,797
Interest and dividends	459,129	460,528
From advisor (See Note 3)	50,096	51,159
Prepaid expenses and other assets	64,066	66,023
Total assets	454,966,870	988,074,412
LIABILITIES:
Payables:
Investment securities purchased	1,466,756	6,002,719
Capital shares reacquired	203,267	1,557,521
Management fee	231,075	498,945
12b-1 distribution plan	40,360	113,359
Trustees’ fees	41,596	64,400
To affiliate (See Note 3)	25,223	47,219
Fund administration	15,405	33,263
Variation margin	1,165	16,568
Accrued expenses	91,364	216,771
Total liabilities	2,116,211	8,550,765
NET ASSETS	$452,850,659	$979,523,647
COMPOSITION OF NET ASSETS:
Paid-in capital	$428,340,023	$954,737,114
Undistributed net investment income	472,005	1,014,096
Accumulated net realized gain on investments and futures contracts	6,738,411	3,805,343
Net unrealized appreciation on investments and futures contracts	17,300,220	19,967,094
Net Assets	$452,850,659	$979,523,647

16	See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

January 31, 2017

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Net assets by class:
Class A Shares	$77,791,693	$130,910,096
Class C Shares	$17,847,945	$49,547,360
Class F Shares	$18,247,062	$143,063,598
Class I Shares	$338,319,884	$646,165,219
Class R2 Shares	$403,563	$2,588,876
Class R3 Shares	$207,186	$3,739,147
Class R4 Shares	$11,077	$2,397,396
Class R5 Shares	$11,122	$377,918
Class R6 Shares	$11,127	$734,037
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	3,807,500	6,140,435
Class C Shares	887,285	2,365,765
Class F Shares	892,487	6,706,851
Class I Shares	16,531,980	30,223,974
Class R2 Shares	19,635	121,195
Class R3 Shares	10,192	174,994
Class R4 Shares	543.21	112,706
Class R5 Shares	543.68	17,677
Class R6 Shares	543.70	34,342
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$20.43	$21.32
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$21.68	$22.62
Class C Shares-Net asset value	$20.12	$20.94
Class F Shares-Net asset value	$20.45	$21.33
Class I Shares-Net asset value	$20.46	$21.38
Class R2 Shares-Net asset value	$20.55	$21.36
Class R3 Shares-Net asset value	$20.33	$21.37
Class R4 Shares-Net asset value	$20.39	$21.27
Class R5 Shares-Net asset value	$20.46	$21.38
Class R6 Shares-Net asset value	$20.47	$21.37

See Notes to Financial Statements.	17

Statements of Operations (unaudited)

For the Six Months Ended January 31, 2017

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Investment income:
Dividends	$6,469,852	$14,086,594
Interest and other	415	1,113
Total investment income	6,470,267	14,087,707
Expenses:
Management fee	1,318,598	2,788,909
12b-1 distribution plan-Class A	91,480	156,737
12b-1 distribution plan-Class C	87,819	235,493
12b-1 distribution plan-Class F	7,609	67,078
12b-1 distribution plan-Class R2	1,143	7,384
12b-1 distribution plan-Class R3	461	7,657
12b-1 distribution plan-Class R4	13	1,778
Shareholder servicing	62,682	277,447
Fund administration	87,906	185,927
Subsidy (See Note 3)	193,347	352,627
Registration	53,706	65,238
Reports to shareholders	10,065	30,347
Trustees’ fees	4,916	10,257
Professional	25,526	27,510
Custody	15,258	37,670
Other	18,508	35,699
Gross expenses	1,979,037	4,287,758
Expense reductions (See Note 9)	(260)	(747)
Fees waived and expenses reimbursed (See Note 3)	(617,641)	(880,816)
Net expenses	1,361,136	3,406,195
Net investment income	5,109,131	10,681,512
Net realized and unrealized gain (loss):
Net realized gain on investments	16,921,431	42,715,561
Net realized gain on futures contracts	106,322	209,764
Net change in unrealized appreciation/depreciation on investments	12,620,994	10,172,619
Net change in unrealized appreciation/depreciation on futures contracts	(52,548)	(107,028)
Net realized and unrealized gain	29,596,199	52,990,916
Net Increase in Net Assets Resulting From Operations	$34,705,330	$63,672,428

18	See Notes to Financial Statements.

Statements of Changes in Net Assets

	Calibrated Large Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2017 (unaudited)	For the Year Ended July 31, 2016
Operations:
Net investment income	$5,109,131	$9,180,819
Net realized gain (loss) on investments and futures contracts	17,027,753	(1,596,237)
Net change in unrealized appreciation/depreciation on investments and futures contracts	12,568,446	(4,016,665)
Net increase in net assets resulting from operations	34,705,330	3,567,917
Distributions to shareholders from:
Net investment income
Class A	(1,461,404)	(1,241,526)
Class C	(218,174)	(221,706)
Class F	(355,001)	(322,349)
Class I	(7,359,121)	(7,295,037)
Class R2	(6,624)	(5,297)
Class R3	(3,420)	(4,983)
Class R4	(218)	(185)
Class R5	(242)	(197)
Class R6	(243)	(198)
Net realized gain
Class A	(1,076,582)	(4,475,382)
Class C	(260,387)	(1,246,782)
Class F	(241,945)	(1,092,791)
Class I	(4,855,519)	(22,993,602)
Class R2	(5,751)	(23,134)
Class R3	(2,817)	(20,799)
Class R4	(159)	(621)
Class R5	(159)	(619)
Class R6	(159)	(619)
Total distributions to shareholders	(15,847,925)	(38,945,827)
Capital share transactions (See Note 14)
Net proceeds from sales of shares	30,103,806	42,271,387
Reinvestment of distributions	14,478,510	35,715,678
Cost of shares reacquired	(42,641,853)	(114,240,314)
Net increase (decrease) in net assets resulting from capital share transactions	1,940,463	(36,253,249)
Net increase (decrease) in net assets	20,797,868	(71,631,159)
NET ASSETS:
Beginning of period	$432,052,791	$503,683,950
End of period	$452,850,659	$432,052,791
Undistributed net investment income	$472,005	$4,767,321

See Notes to Financial Statements.	19

Statements of Changes in Net Assets (concluded)

	Calibrated Mid Cap Value Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended January 31, 2017 (unaudited)	For the Year Ended July 31, 2016
Operations:
Net investment income	$10,681,512	$14,230,376
Net realized gain (loss) on investments and futures contracts	42,925,325	(33,578,823)
Net change in unrealized appreciation/depreciation on investments and futures contracts	10,065,591	7,645,154
Net increase (decrease) in net assets resulting from operations	63,672,428	(11,703,293)
Distributions to shareholders from:
Net investment income
Class A	(1,965,228)	(1,662,276)
Class C	(410,679)	(437,177)
Class F	(2,275,963)	(2,387,759)
Class I	(10,927,757)	(9,962,239)
Class R2	(33,220)	(11,452)
Class R3	(41,126)	(24,126)
Class R4	(24,322)	(137)
Class R5	(5,952)	(148)
Class R6	(11,638)	(530)
Net realized gain
Class A	–	(8,543,326)
Class C	–	(3,576,302)
Class F	–	(11,171,838)
Class I	–	(44,046,860)
Class R2	–	(58,729)
Class R3	–	(121,699)
Class R4	–	(654)
Class R5	–	(652)
Class R6	–	(2,331)
Total distributions to shareholders	(15,695,885)	(82,008,235)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	98,100,563	252,773,148
Reinvestment of distributions	14,638,939	76,862,711
Cost of shares reacquired	(101,029,387)	(392,378,255)
Net increase (decrease) in net assets resulting from capital share transactions	11,710,115	(62,742,396)
Net increase (decrease) in net assets	59,686,658	(156,453,924)
NET ASSETS:
Beginning of period	$919,836,989	$1,076,290,913
End of period	$979,523,647	$919,836,989
Undistributed net investment income	$1,014,096	$6,028,469

20	See Notes to Financial Statements.

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Financial Highlights

CALIBRATED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2017(c)	$19.55	$0.22	$1.37	$1.59	$(0.41)	$(0.30)	$(0.71)
7/31/2016	20.88	0.36	(0.04)	0.32	(0.36)	(1.29)	(1.65)
7/31/2015	22.30	0.33	1.15	1.48	(0.35)	(2.55)	(2.90)
7/31/2014	21.52	0.36	2.19	2.55	(0.29)	(1.48)	(1.77)
7/31/2013	17.18	0.35	4.59	4.94	(0.20)	(0.40)	(0.60)
12/21/2011 to 7/31/2012(e)	15.00	0.19	1.99	2.18	–	–	–
Class C
1/31/2017(c)	19.18	0.14	1.35	1.49	(0.25)	(0.30)	(0.55)
7/31/2016	20.53	0.22	(0.05)	0.17	(0.23)	(1.29)	(1.52)
7/31/2015	21.98	0.17	1.14	1.31	(0.21)	(2.55)	(2.76)
7/31/2014	21.30	0.19	2.17	2.36	(0.20)	(1.48)	(1.68)
7/31/2013	17.10	0.18	4.59	4.77	(0.17)	(0.40)	(0.57)
12/21/2011 to 7/31/2012(e)	15.00	0.15	1.95	2.10	–	–	–
Class F
1/31/2017(c)	19.57	0.23	1.40	1.63	(0.45)	(0.30)	(0.75)
7/31/2016	20.90	0.40	(0.06)	0.34	(0.38)	(1.29)	(1.67)
7/31/2015	22.32	0.36	1.16	1.52	(0.39)	(2.55)	(2.94)
7/31/2014	21.54	0.39	2.19	2.58	(0.32)	(1.48)	(1.80)
7/31/2013	17.19	0.38	4.59	4.97	(0.22)	(0.40)	(0.62)
12/21/2011 to 7/31/2012(e)	15.00	0.20	1.99	2.19	–	–	–
Class I
1/31/2017(c)	19.60	0.24	1.38	1.62	(0.46)	(0.30)	(0.76)
7/31/2016	20.94	0.41	(0.05)	0.36	(0.41)	(1.29)	(1.70)
7/31/2015	22.36	0.39	1.15	1.54	(0.41)	(2.55)	(2.96)
7/31/2014	21.56	0.41	2.21	2.62	(0.34)	(1.48)	(1.82)
7/31/2013	17.20	0.39	4.60	4.99	(0.23)	(0.40)	(0.63)
12/21/2011 to 7/31/2012(e)	15.00	0.19	2.01	2.20	–	–	–
Class R2
1/31/2017(c)	19.63	0.18	1.39	1.57	(0.35)	(0.30)	(0.65)
7/31/2016	20.97	0.30	(0.05)	0.25	(0.30)	(1.29)	(1.59)
7/31/2015	22.38	0.26	1.15	1.41	(0.27)	(2.55)	(2.82)
7/31/2014	21.61	0.31	2.19	2.50	(0.25)	(1.48)	(1.73)
7/31/2013	17.14	0.41	4.59	5.00	(0.13)	(0.40)	(0.53)
12/21/2011 to 7/31/2012(e)	15.00	0.16	1.98	2.14	–	–	–

22	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.43	8.26	(d)	0.40	(d)	0.54	(d)	1.09	(d)	$77,792	42.69	(d)
19.55	1.94		0.75		1.12		1.93		71,423	67.61
20.88	6.71		0.75		1.08		1.54		75,083	80.48
22.30	12.38		0.75		1.08		1.66		81,218	103.92
21.52	29.60		0.75		1.12		1.83		74,466	90.00
17.18	14.53	(d)	0.73	(f)	1.41	(f)	1.89	(f)	35,932	62.31

20.12	7.89	(d)	0.77	(d)	0.91	(d)	0.72	(d)	17,848	42.69	(d)
19.18	1.18		1.50		1.87		1.19		17,878	67.61
20.53	5.93		1.49		1.82		0.82		18,361	80.48
21.98	11.54		1.49		1.82		0.91		10,456	103.92
21.30	28.71		1.48		1.85		0.91		7,057	90.00
17.10	14.00	(d)	1.47	(f)	2.15	(f)	1.44	(f)	61	62.31

20.45	8.43	(d)	0.30	(d)	0.46	(d)	1.16	(d)	18,247	42.69	(d)
19.57	2.06		0.60		0.98		2.13		12,029	67.61
20.90	6.90		0.60		0.93		1.70		26,401	80.48
22.32	12.53		0.60		0.93		1.81		17,316	103.92
21.54	29.82		0.60		0.97		1.94		13,153	90.00
17.19	14.60	(d)	0.58	(f)	1.33	(f)	2.03	(f)	35	62.31

20.46	8.39	(d)	0.27	(d)	0.41	(d)	1.22	(d)	338,320	42.69	(d)
19.60	2.16		0.50		0.87		2.19		330,171	67.61
20.94	6.99		0.50		0.83		1.80		383,101	80.48
22.36	12.70		0.50		0.83		1.91		343,275	103.92
21.56	29.91		0.50		0.87		2.01		299,673	90.00
17.20	14.67	(d)	0.49	(f)	0.94	(f)	1.89	(f)	34,155	62.31

20.55	8.11	(d)	0.57	(d)	0.71	(d)	0.91	(d)	404	42.69	(d)
19.63	1.55		1.10		1.47		1.58		353	67.61
20.97	6.35		1.10		1.43		1.21		371	80.48
22.38	12.04		1.01		1.44		1.43		198	103.92
21.61	29.97		0.49		1.37		2.01		303	90.00
17.14	14.27	(d)	1.06	(f)	1.81	(f)	1.55	(f)	11	62.31

See Notes to Financial Statements.	23

Financial Highlights (concluded)

CALIBRATED LARGE CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
1/31/2017(c)	$19.43	$0.19	$1.38	$1.57	$(0.37)	$(0.30)	$(0.67)
7/31/2016	20.77	0.32	(0.06)	0.26	(0.31)	(1.29)	(1.60)
7/31/2015	22.21	0.28	1.15	1.43	(0.32)	(2.55)	(2.87)
7/31/2014	21.46	0.30	2.19	2.49	(0.26)	(1.48)	(1.74)
7/31/2013	17.15	0.33	4.58	4.91	(0.20)	(0.40)	(0.60)
12/21/2011 to 7/31/2012(e)	15.00	0.17	1.98	2.15	–	–	–
Class R4
1/31/2017(c)	19.51	0.22	1.38	1.60	(0.42)	(0.30)	(0.72)
7/31/2016	20.88	0.36	(0.05)	0.31	(0.39)	(1.29)	(1.68)
6/30/2015 to 7/31/2015(g)	20.80	0.02	0.06	0.08	–	–	–
Class R5
1/31/2017(c)	19.59	0.25	1.38	1.63	(0.46)	(0.30)	(0.76)
7/31/2016	20.93	0.41	(0.05)	0.36	(0.41)	(1.29)	(1.70)
6/30/2015 to 7/31/2015(g)	20.85	0.03	0.05	0.08	–	–	–
Class R6
1/31/2017(c)	19.60	0.25	1.38	1.63	(0.46)	(0.30)	(0.76)
7/31/2016	20.93	0.41	(0.04)	0.37	(0.41)	(1.29)	(1.70)
6/30/2015 to 7/31/2015(g)	20.85	0.03	0.05	0.08	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commencement on December 21, 2011.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

24	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$20.33	8.19	(d)	0.52	(d)	0.66	(d)	0.95	(d)	$207	42.69	(d)
19.43	1.64		1.00		1.38		1.72		167	67.61
20.77	6.47		1.00		1.33		1.31		336	80.48
22.21	12.11		1.00		1.33		1.38		141	103.92
21.46	29.51		0.95		1.35		1.70		79	90.00
17.15	14.33	(d)	0.96	(f)	1.71	(f)	1.65	(f)	11	62.31

20.39	8.30	(d)	0.38	(d)	0.50	(d)	1.10	(d)	11	42.69	(d)
19.51	1.88		0.75		1.09		1.92		10	67.61
20.88	0.38	(d)	0.75	(f)	1.06	(f)	1.41	(f)	10	80.48

20.46	8.46	(d)	0.25	(d)	0.38	(d)	1.23	(d)	11	42.69	(d)
19.59	2.17		0.49		0.83		2.18		10	67.61
20.93	0.38	(d)	0.50	(f)	0.82	(f)	1.64	(f)	10	80.48

20.47	8.46	(d)	0.25	(d)	0.36	(d)	1.23	(d)	11	42.69	(d)
19.60	2.22		0.47		0.74		2.21		10	67.61
20.93	0.38	(d)	0.47	(f)	0.70	(f)	1.64	(f)	10	80.48

See Notes to Financial Statements.	25

Financial Highlights

CALIBRATED MID CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class A
1/31/2017(c)	$20.22	$0.22	$1.21	$1.43	$(0.33)	$ –	$(0.33)
7/31/2016	21.70	0.27	(0.06)	0.21	(0.28)	(1.41)	(1.69)
7/31/2015	22.04	0.24	1.92	2.16	(0.26)	(2.24)	(2.50)
7/31/2014	21.11	0.29	2.78	3.07	(0.23)	(1.91)	(2.14)
7/31/2013	16.47	0.31	4.93	5.24	(0.22)	(0.38)	(0.60)
12/21/2011 to 7/31/2012(e)	15.00	0.15	1.32	1.47	–	–	–
Class C
1/31/2017(c)	19.80	0.14	1.18	1.32	(0.18)	–	(0.18)
7/31/2016	21.33	0.12	(0.07)	0.05	(0.17)	(1.41)	(1.58)
7/31/2015	21.71	0.07	1.90	1.97	(0.11)	(2.24)	(2.35)
7/31/2014	20.89	0.13	2.75	2.88	(0.15)	(1.91)	(2.06)
7/31/2013	16.39	0.08	4.99	5.07	(0.19)	(0.38)	(0.57)
12/21/2011 to 7/31/2012(e)	15.00	0.08	1.31	1.39	–	–	–
Class F
1/31/2017(c)	20.24	0.24	1.21	1.45	(0.36)	–	(0.36)
7/31/2016	21.72	0.30	(0.07)	0.23	(0.30)	(1.41)	(1.71)
7/31/2015	22.06	0.27	1.93	2.20	(0.30)	(2.24)	(2.54)
7/31/2014	21.11	0.32	2.79	3.11	(0.25)	(1.91)	(2.16)
7/31/2013	16.48	0.27	4.99	5.26	(0.25)	(0.38)	(0.63)
12/21/2011 to 7/31/2012(e)	15.00	0.16	1.32	1.48	–	–	–
Class I
1/31/2017(c)	20.30	0.25	1.21	1.46	(0.38)	–	(0.38)
7/31/2016	21.77	0.32	(0.06)	0.26	(0.32)	(1.41)	(1.73)
7/31/2015	22.11	0.33	1.89	2.22	(0.32)	(2.24)	(2.56)
7/31/2014	21.16	0.34	2.79	3.13	(0.27)	(1.91)	(2.18)
7/31/2013	16.50	0.35	4.95	5.30	(0.26)	(0.38)	(0.64)
12/21/2011 to 7/31/2012(e)	15.00	0.17	1.33	1.50	–	–	–
Class R2
1/31/2017(c)	20.25	0.19	1.20	1.39	(0.28)	–	(0.28)
7/31/2016	21.79	0.18	(0.03)	0.15	(0.28)	(1.41)	(1.69)
7/31/2015	22.16	0.16	1.93	2.09	(0.22)	(2.24)	(2.46)
7/31/2014	21.19	0.22	2.81	3.03	(0.15)	(1.91)	(2.06)
7/31/2013	16.43	0.37	4.93	5.30	(0.16)	(0.38)	(0.54)
12/21/2011 to 7/31/2012(e)	15.00	0.11	1.32	1.43	–	–	–

26	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(b)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.32	7.12	(d)	0.45	(d)	0.54	(d)	1.08	(d)	$130,910	47.40	(d)
20.22	1.50		0.85		1.12		1.41		122,604	83.21
21.70	10.15		0.85		1.07		1.12		132,998	78.28
22.04	15.42		0.85		1.09		1.38		28,422	97.89
21.11	32.83		0.85		1.13		1.66		27,545	90.30
16.47	9.80	(d)	0.83	(f)	1.63	(f)	1.51	(f)	13,726	76.72

20.94	6.69	(d)	0.82	(d)	0.92	(d)	0.70	(d)	49,547	47.40	(d)
19.80	0.74		1.60		1.87		0.67		46,709	83.21
21.33	9.33		1.60		1.81		0.31		48,851	78.28
21.71	14.60		1.60		1.84		0.60		4,354	97.89
20.89	31.91		1.58		1.86		0.40		2,204	90.30
16.39	9.27	(d)	1.54	(f)	2.38	(f)	0.80	(f)	15	76.72

21.33	7.21	(d)	0.35	(d)	0.46	(d)	1.17	(d)	143,064	47.40	(d)
20.24	1.64		0.70		0.97		1.59		133,287	83.21
21.72	10.31		0.70		0.92		1.22		194,111	78.28
22.06	15.66		0.70		0.94		1.50		7,853	97.89
21.11	33.01		0.69		0.98		1.35		6,062	90.30
16.48	9.87	(d)	0.68	(f)	1.51	(f)	1.59	(f)	56	76.72

21.38	7.24	(d)	0.32	(d)	0.41	(d)	1.21	(d)	646,165	47.40	(d)
20.30	1.77		0.60		0.87		1.66		610,721	83.21
21.77	10.41		0.60		0.82		1.49		699,681	78.28
22.11	15.70		0.60		0.84		1.59		577,851	97.89
21.16	33.21		0.60		0.88		1.88		323,673	90.30
16.50	10.00	(d)	0.58	(f)	0.95	(f)	1.73	(f)	106,844	76.72

21.36	6.89	(d)	0.62	(d)	0.72	(d)	0.91	(d)	2,589	47.40	(d)
20.25	1.20		1.19		1.47		0.98		2,390	83.21
21.79	9.72		1.20		1.42		0.72		234	78.28
22.16	15.14		1.13		1.43		1.03		31	97.89
21.19	33.23		0.58		0.87		1.98		16	90.30
16.43	9.53	(d)	1.15	(f)	2.01	(f)	1.15	(f)	11	76.72

See Notes to Financial Statements.	27

Financial Highlights (concluded)

CALIBRATED MID CAP VALUE FUND

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income (loss)(a)	Net realized and unrealized gain (loss)	Total from invest- ment opera- tions	Net investment income	Net realized gain	Total distri- butions
Class R3
1/31/2017(c)	$20.25	$0.19	$1.22	$1.41	$(0.29)	$ –	$(0.29)
7/31/2016	21.78	0.22	(0.06)	0.16	(0.28)	(1.41)	(1.69)
7/31/2015	22.15	0.20	1.91	2.11	(0.24)	(2.24)	(2.48)
7/31/2014	21.18	0.23	2.82	3.05	(0.17)	(1.91)	(2.08)
7/31/2013	16.44	0.37	4.93	5.30	(0.18)	(0.38)	(0.56)
12/21/2011 to 7/31/2012(e)	15.00	0.12	1.32	1.44	–	–	–
Class R4
1/31/2017(c)	20.20	0.20	1.22	1.42	(0.35)	–	(0.35)
7/31/2016	21.70	0.22	(0.01)	0.21	(0.30)	(1.41)	(1.71)
6/30/2015 to 7/31/2015(g)	21.60	(0.01)	0.11	0.10	–	–	–
Class R5
1/31/2017(c)	20.30	0.25	1.21	1.46	(0.38)	–	(0.38)
7/31/2016	21.77	0.28	(0.02)	0.26	(0.32)	(1.41)	(1.73)
6/30/2015 to 7/31/2015(g)	21.67	–	0.10	0.10	–	–	–
Class R6
1/31/2017(c)	20.30	0.24	1.21	1.45	(0.38)	–	(0.38)
7/31/2016	21.77	0.30	(0.04)	0.26	(0.32)	(1.41)	(1.73)
6/30/2015 to 7/31/2015(g)	21.67	–	0.10	0.10	–	–	–

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Commencement on December 21, 2011.
(f)	Annualized.
(g)	Commenced on June 30, 2015.

28	See Notes to Financial Statements.

			Ratios to Average Net Assets:						Supplemental Data:

Net Asset value, end of period	Total return (%)(a)		Total expenses after waivers and/or reim- bursements (%)		Total expenses (%)		Net invest- ment income (loss) (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$21.37	6.99	(d)	0.57	(d)	0.66	(d)	0.93	(d)	$3,739	47.40	(d)
20.25	1.27		1.10		1.37		1.16		2,777	83.21
21.78	9.84		1.10		1.32		0.90		385	78.28
22.15	15.27		1.05		1.32		1.04		72	97.89
21.18	33.21		0.59		1.05		1.95		18	90.30
16.44	9.60	(d)	1.05	(f)	1.91	(f)	1.24	(f)	11	76.72

21.27	7.09	(d)	0.45	(d)	0.53	(d)	0.95	(d)	2,397	47.40	(d)
20.20	1.51		0.84		1.12		1.20		937	83.21
21.70	0.46	(d)	0.85	(f)	1.06	(f)	(0.35	)(f)	10	78.28

21.38	7.25	(d)	0.32	(d)	0.41	(d)	1.19	(d)	378	47.40	(d)
20.30	1.78		0.59		0.87		1.46		310	83.21
21.77	0.46	(d)	0.60	(f)	0.82	(f)	–	(f)	10	78.28

21.37	7.21	(d)	0.31	(d)	0.36	(d)	1.15	(d)	734	47.40	(d)
20.30	1.79		0.59		0.74		1.61		102	83.21
21.77	0.46	(d)	0.59	(f)	0.70	(f)	–	(f)	10	78.28

See Notes to Financial Statements.	29

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Equity Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust was formed on May 1, 2001 and is organized as a Delaware statutory trust. The Trust consists of the following two funds (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Calibrated Large Cap Value Fund (“Calibrated Large Cap Value Fund”) and Lord Abbett Calibrated Mid Cap Value Fund (“Calibrated Mid Cap Value Fund”).

The investment objective of each Fund is total return. Each Fund has nine classes of shares: Class A, C, F, I, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, I, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); and Class C shares redeemed before the first anniversary of purchase.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Funds’ Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may

Notes to Financial Statements (unaudited)(continued)

use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s filed U.S. federal tax returns remains open for the fiscal year ended July 31, 2013 through the fiscal year ended July 31, 2016. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Futures Contracts–Each Fund may purchase and sell index futures contracts to manage cash or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(g)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an

Notes to Financial Statements (unaudited)(continued)

agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of January 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rate:

First $2 billion	.60%
Over $2 billion	.55%

For the six months ended January 31, 2017, for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, the effective management fee, net of waivers, was at an annualized rate of .32% and .42%, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of ..04% of each Fund’s average daily net assets.

Effective December 1, 2016 and continuing through November 30, 2018, Lord Abbett has contractually agreed to waive its fees for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund and reimburse each Fund’s expenses to the extent necessary to limit total net annual operating expenses, excluding 12b-1 fees, to an annual rate of 0.60% and 0.70%, respectively for each class other than R6. For the same period, Lord Abbett has contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.58% and 0.65% for Class R6 for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, respectively. This agreement may be terminated only upon the approval of the Board. Prior to December 1, 2016, Lord Abbett had contractually agreed to waive its fees for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund and reimburse each Fund’s expenses to the extent necessary to limit the total net annual operating expenses, excluding 12b-1 fees, to an annual rate of 0.50% and 0.60%, respectively for each class other than R6. For the same period, Lord Abbett had contractually agreed to waive its fees and reimburse expenses to the extent necessary to limit total net annual operating expenses to an annual rate of 0.47% and 0.59% for Class R6 for Calibrated Large Cap Value Fund and Calibrated Mid Cap Value Fund, respectively.

Each Fund, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), has entered into a Servicing Arrangement with certain “Fund of Funds” managed by Lord Abbett, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees, fund administration fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement, if applicable, are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities. Effective January 1, 2017, the Board approved the discontinuation of the Servicing Arrangement with the Fund of Funds managed by Lord Abbett. As a result, each Fund of Funds will bear its expense fully, and each of the Underlying Funds will no longer pay a portion of Fund of Funds expenses.

As of January 31, 2017, the percentages of Calibrated Large Cap Value Fund’s and Calibrated Mid Cap Value Fund’s outstanding shares owned by each Fund of Funds were as follows:

		Underlying Funds
	Calibrated Large Cap	Calibrated Mid Cap
Fund of Funds	Value Fund	Value Fund
Lord Abbett Multi-Asset Balanced Opportunity Fund	46.99%	26.78%
Lord Abbett Multi-Asset Global Opportunity Fund	–	3.41%
Lord Abbett Multi-Asset Growth Fund	25.10%	20.23%
Lord Abbett Multi-Asset Income Fund	–	12.58%

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, C, F, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C	Class F(1)(2)	Class R2	Class R3	Class R4
Service	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.10%	.35%	.25%	–

*	Each Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Funds’ prospectus.
(2)	Effective December 1, 2016 and continuing through November 30, 2018, the Distributor has contractually agreed to waive each Fund’s 0.10% Rule 12b-1 fee for Class F. This agreement may be terminated only by the Funds’ Board of Trustees.

Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended January 31, 2017:

	Distributor	Dealers’
	Commissions	Concessions
Calibrated Large Cap Value Fund	$12,331	$ 67,484
Calibrated Mid Cap Value Fund	19,739	111,403

Distributor received the following amount of CDSCs for the six months ended January 31, 2017:

	Class A	Class C
Calibrated Large Cap Value Fund	$ –	$ 265
Calibrated Mid Cap Value Fund	–	2,690

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended January 31, 2017 and fiscal year ended July 31, 2016 was as follows:

Calibrated Large Cap Value Fund			Calibrated Mid Cap Value Fund
	Six Months Ended 1/31/2017 (unaudited)	Year Ended 7/31/2016	Six Months Ended 1/31/2017 (unaudited)	Year Ended 7/31/2016
Distributions paid from:
Ordinary income	$15,477,123	$23,155,232	$15,695,885	$50,209,901
Net long-term capital gains	370,802	15,790,595	–	31,798,334
Total distributions paid	$15,847,925	$38,945,827	$15,695,885	$82,008,235

As of January 31, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
Tax cost	$440,542,930	$978,090,699
Gross unrealized gain	28,188,719	56,640,610
Gross unrealized loss	(14,792,234)	(50,380,398)
Net unrealized security gain	$13,396,485	$6,260,212

The difference between book-basis and tax basis unrealized gains (losses) is attributable to wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2017 were as follows:

	Purchases	Sales
Calibrated Large Cap Value Fund	$184,662,231	$192,842,412
Calibrated Mid Cap Value Fund	442,845,593	433,633,459

There were no purchases or sales of U.S. Government securities for the six months ended January 31, 2017.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Each Fund entered into E-Mini S&P 500 Index futures contracts for the six months ended January 31, 2017 (as described in note 2(f)) to manage cash. The Funds bear the risk that the underlying index will move unexpectedly, in which case each Fund may realize a loss. There is minimal counterparty credit risk to each Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of January 31, 2017, the Funds had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Funds’ use of derivative instruments:

	Calibrated Large Cap Value Fund	Calibrated Mid Cap Value Fund
Asset Derivatives	Equity Contracts	Equity Contracts
Futures Contracts(1)	$9,030	$14,984

(1)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended January 31, 2017, were as follows:

Calibrated Large Cap Value Fund		Calibrated Mid Cap Value Fund
	Equity Contracts	Equity Contracts
Net Realized Gain (Loss)(1)
Futures Contracts	$106,322	$209,764
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(52,548)	$(77,060)
Average Number of Contracts/Notional Amounts*
Futures Contracts(3)	19	72

*	Calculated based on the number of contracts or notional amounts for the six months ended January 31, 2017.
(1)	Statements of Operations location: Net realized gain on futures contracts.
(2)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(3)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between a fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Funds’ accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Calibrated Large Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$4,560,519	$–	$4,560,519
Total	$4,560,519	$–	$4,560,519

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$4,560,519	$–	$–	$(4,560,519)	$–
Total	$4,560,519	$–	$–	$(4,560,519)	$–

Notes to Financial Statements (unaudited)(continued)

		Calibrated Mid Cap Value Fund
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$14,768,956	$–	$14,768,956
Total	$14,768,956	$–	$14,768,956

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$14,768,956	$–	$–	$(14,768,956)	$–
Total	$14,768,956	$–	$–	$(14,768,956)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statements of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of January 31, 2017.

8.	TRUSTEES’ REMUNERATION

The Trust’s officers and two Trustees, who are associated with Lord Abbett, do not receive any compensation from the Trust for serving in such capacities. Independent Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Trustees under which Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

10.	LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended January 31, 2017, the Funds did not utilize the Facility.

Notes to Financial Statements (unaudited)(continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including each Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

During the six months ended January 31, 2017, the Funds did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

13.	INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of a Fund’s investment in an individual company will fluctuate in response to its changing prospects and movements in the equity securities markets in general. If a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The market may fail to recognize for a long time the intrinsic value of particular value stocks each Fund may hold. The large companies in which Calibrated Large Cap Value Fund invests may be less able to respond quickly to certain market developments and may have slower rates of growth than smaller companies. The mid-sized companies in which Calibrated Mid Cap Value Fund invests may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Because each Fund invests in real estate investment trusts (“REITS”), they may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which they invest. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to each Fund’s exposure to foreign companies and American Depository Receipts, each Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	January 31, 2017			Year Ended
Calibrated Large Cap Value Fund		(unaudited)		July 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	482,848	$9,776,579	991,185	$18,241,036
Reinvestment of distributions	85,962	1,711,502	213,118	3,961,941
Shares reacquired	(415,357)	(8,263,423)	(1,145,816)	(21,328,425)
Increase	153,453	$3,224,658	58,487	$874,552

Class C Shares
Shares sold	77,382	$1,530,355	354,099	$6,550,031
Reinvestment of distributions	17,014	333,976	54,957	1,007,919
Shares reacquired	(139,450)	(2,726,678)	(370,973)	(6,722,700)
Increase (decrease)	(45,054)	$(862,347)	38,083	$835,250

Class F Shares
Shares sold	431,145	$8,651,405	504,837	$9,431,259
Reinvestment of distributions	25,151	501,006	52,442	975,419
Shares reacquired	(178,441)	(3,583,177)	(1,205,832)	(22,639,586)
Increase (decrease)	277,855	$5,569,234	(648,553)	$(12,232,908)

Class I Shares
Shares sold	483,714	$10,056,096	406,297	$7,909,687
Reinvestment of distributions	598,294	11,924,009	1,598,110	29,740,837
Shares reacquired	(1,397,039)	(28,037,020)	(3,455,064)	(63,250,254)
Decrease	(315,031)	$(6,056,915)	(1,450,657)	$(25,599,730)

Class R2 Shares
Shares sold	1,758	$34,683	2,791	$51,952
Reinvestment of distributions	30	599	72	1,340
Shares reacquired	(110)	(2,164)	(2,580)	(47,463)
Increase	1,678	$33,118	283	$5,829

Class R3 Shares
Shares sold	2,712	$54,688	4,871	$87,422
Reinvestment of distributions	315	6,237	1,393	25,782
Shares reacquired	(1,443)	(29,391)	(13,850)	(251,886)
Increase (decrease)	1,584	$31,534	(7,586)	$(138,682)

Class R4 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	18.99	378	43	806
Increase	18.99	$378	43.00	$806

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended
	January 31, 2017			Year Ended
Calibrated Large Cap Value Fund		(unaudited)		July 31, 2016
Class R5 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	–	$–
Reinvestment of distributions	20.14	401	44	817
Increase	20.14	$401	44.00	$817

Class R6 Shares
Shares sold	–	$–	–	$–
Reinvestment of distributions	20.17	402	44	817
Increase	20.17	$402	44.00	$817

		Six Months Ended
		January 31, 2017		Year Ended
Calibrated Mid Cap Value Fund		(unaudited)		July 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,051,301	$21,762,351	3,017,061	$57,580,213
Reinvestment of distributions	81,537	1,685,375	481,530	9,115,359
Shares reacquired	(1,054,534)	(21,681,656)	(3,565,306)	(67,404,978)
Increase (decrease)	78,304	$1,766,070	(66,715)	$(709,406)

Class C Shares
Shares sold	356,992	$7,296,305	860,542	$16,405,822
Reinvestment of distributions	17,530	356,384	181,529	3,381,885
Shares reacquired	(367,215)	(7,376,637)	(973,878)	(17,811,391)
Increase	7,307	$276,052	68,193	$1,976,316

Class F Shares
Shares sold	1,365,401	$28,321,577	3,551,688	$68,719,975
Reinvestment of distributions	92,414	1,910,186	593,206	11,229,394
Shares reacquired	(1,334,785)	(27,351,141)	(6,498,757)	(124,041,776)
Increase (decrease)	123,030	$2,880,622	(2,353,863)	$(44,092,407)

Class I Shares
Shares sold	1,736,800	$36,576,927	5,271,962	$101,920,550
Reinvestment of distributions	512,414	10,617,214	2,792,916	52,981,617
Shares reacquired	(2,106,283)	(43,291,249)	(10,118,193)	(180,416,082)
Increase (decrease)	142,931	$3,902,892	(2,053,315)	$(25,513,915)

Class R2 Shares
Shares sold	23,520	$487,447	129,177	$2,448,352
Reinvestment of distributions	46	961	220	4,177
Shares reacquired	(20,403)	(424,449)	(22,111)	(422,725)
Increase	3,163	$63,959	107,286	$2,029,804

Class R3 Shares
Shares sold	61,656	$1,285,316	193,957	$3,847,831
Reinvestment of distributions	1,985	41,126	7,679	145,825
Shares reacquired	(25,774)	(532,668)	(82,182)	(1,617,685)
Increase	37,867	$793,774	119,454	$2,375,971

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	January 31, 2017			Year Ended
Calibrated Mid Cap Value Fund		(unaudited)		July 31, 2016
Class R4 Shares	Shares	Amount	Shares	Amount
Shares sold	80,225	$1,672,659	77,704	$1,413,347
Reinvestment of distributions	490	10,103	42	792
Shares reacquired	(14,375)	(300,190)	(31,843)	(589,604)
Increase	66,340	$1,382,572	45,903	$824,535

Class R5 Shares
Shares sold	2,517	$53,117	18,512	$348,134
Reinvestment of distributions	287.26	5,952	42.24	801
Shares reacquired	(398.89)	(8,228)	(3,743.81)	(71,210)
Increase	2,405.37	$50,841	14,810.43	$277,725

Class R6 Shares
Shares sold	31,872.18	$644,864	4,581.36	$88,104
Reinvestment of distributions	561.96	11,638	150.89	2,861
Shares reacquired	(3,138.59)	(63,169)	(146.72)	(2,804)
Increase	29,295.55	$593,333	4,585.53	$88,161

Approval of Advisory Contract

The Board, including all of the Trustees who are not interested persons of the Company or of Lord Abbett (the “Independent Board Members”), annually considers whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett (individually and collectively referred to herein as the “Agreement” as the context requires). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about each Fund’s investment performance compared to the performance of its benchmark. Before making its decision as to each Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included the review of the portfolio management teams conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Board Members also met with their independent legal counsel in a private session at which no representatives of management were present.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Morningstar Associates, LLC (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of the Fund’s benchmark; (2) information provided by Morningstar regarding the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund, if any; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that each Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Approval of Advisory Contract (continued)

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of its performance peer group and the Fund’s benchmark as of various periods ended August 31, 2016. As to Calibrated Large Cap Value Fund, the Board observed that the Fund’s investment performance was slightly below the median of the performance peer group for the one-year period and below the median of the performance peer group for the three-year period. As to Calibrated Mid Cap Value Fund, the Board observed that the Fund’s investment performance was below the median of the performance peer group for the one-year period and above the median of the performance peer group for the three-year period. The Board also considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that each Fund’s investment performance was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of each Fund and the expense levels of the Fund’s expense peer group as of the date of each fund’s most recent annual report. It also considered how the expense levels of each Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. As to each Fund, the Board observed that the overall expense level was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of each Fund was reasonable and supported the continuation of the Agreement on behalf of each Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether each Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and excluding marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to each Fund was not excessive.

Approval of Advisory Contract (concluded)

Economies of Scale. As to each Fund, the Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. With respect each Fund, the Board concluded that the contractual breakpoint in the existing management fee schedule, in conjunction with the Fund’s expense limitation agreement, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with each Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of each Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of each Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of each Fund’s brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the Agreement on behalf of each Fund. As to each Fund, in considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Equity Trust Lord Abbett Calibrated Large Cap Value Fund Lord Abbett Calibrated Mid Cap Value Fund	CALIBRATED-3 (03/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT EQUITY TRUST

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 30, 2017

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: March 30, 2017

By:	/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: March 30, 2017